Related party transactions - Transactions with Baring Private Equity Asia (Details) - Baring Private Equity Asia - USD ($) shares in Millions	Dec. 20, 2023	Feb. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Balances due from related party			$ 0	$ 0
Balances due to related party			$ 0	$ 0
Multiple voting shares
Related party transactions
Common shares converted (in shares)	33	3
Proportion of voting rights held by non-controlling interests	10.50%